Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	MABVAX THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001109196
Document Type	S-1
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Trading Symbol	MBVX
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2015